Property, Plant and Equipment, Net (Details 1)	12 Months Ended
Jun. 30, 2019 USD ($)
Construction-in-progress, Value	$ 74,659
Estimated Additional Cost to Complete
Overhaul and transformation of concrete mixers [Member]
Construction-in-progress description	Overhaul and transformation of concrete mixers
Construction-in-progress, Value	$ 32,038
Estimated Completion date	Dec. 01, 2019
Estimated Additional Cost to Complete
Installation of material device to concrete mixers [Member]
Construction-in-progress description	Installation of material device to concrete mixers
Construction-in-progress, Value	$ 18,932
Estimated Completion date	Dec. 01, 2019
Estimated Additional Cost to Complete
Painting work for assembling and stirring unit and offices [Member]
Construction-in-progress description	Painting work for assembling and stirring unit and offices
Construction-in-progress, Value	$ 16,310
Estimated Completion date	Dec. 01, 2019
Estimated Additional Cost to Complete
Installation of smoke purifier for dining room [Member]
Construction-in-progress description	Installation of smoke purifier for dining room
Construction-in-progress, Value	$ 7,379
Estimated Completion date	Dec. 01, 2019
Estimated Additional Cost to Complete